Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – CenterSquare Real Estate Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Real Estate 99.2%
Data Center REITs 12.2%
Digital Realty Trust, Inc.	65,420	7,917,128
Equinix, Inc.	18,192	13,212,122
Total Data Center REITs		21,129,250
Diversified REITs 1.2%
Broadstone Net Lease, Inc.	146,600	2,096,380
Total Diversified REITs		2,096,380
Health Care REITs 12.8%
CareTrust REIT, Inc.	67,192	1,377,436
Healthpeak Properties, Inc.	189,920	3,486,931
Medical Properties Trust, Inc.	237,450	1,294,103
Omega Healthcare Investors, Inc.	67,500	2,238,300
Ventas, Inc.	139,400	5,872,922
Welltower, Inc.	98,110	8,037,171
Total Health Care REITs		22,306,863
Hotel & Resort REITs 3.2%
DiamondRock Hospitality Co.	129,250	1,037,877
Host Hotels & Resorts, Inc.	203,480	3,269,924
Xenia Hotels & Resorts, Inc.	113,472	1,336,700
Total Hotel & Resort REITs		5,644,501
Industrial REITs 14.2%
Americold Realty Trust, Inc.	31,790	966,734
First Industrial Realty Trust, Inc.	67,000	3,188,530
Prologis, Inc.	148,277	16,638,162
Rexford Industrial Realty, Inc.	78,510	3,874,469
Total Industrial REITs		24,667,895
Multi-Family Residential REITs 10.8%
AvalonBay Communities, Inc.	33,432	5,741,612
Elme Communities	46,175	629,827
Equity Residential	108,249	6,355,299
Independence Realty Trust, Inc.	27,960	393,397
Mid-America Apartment Communities, Inc.	11,200	1,440,880
UDR, Inc.	117,476	4,190,369
Total Multi-Family Residential REITs		18,751,384
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 6.2%
Alexandria Real Estate Equities, Inc.	31,440	3,147,144
Boston Properties, Inc.	30,070	1,788,564
Cousins Properties, Inc.	97,090	1,977,723
Douglas Emmett, Inc.	130,304	1,662,679
Highwoods Properties, Inc.	21,756	448,391
Kilroy Realty Corp.	54,740	1,730,332
Total Office REITs		10,754,833
Other Specialized REITs 2.8%
Outfront Media, Inc.	31,690	320,069
VICI Properties, Inc.	157,310	4,577,721
Total Other Specialized REITs		4,897,790
Real Estate Operating Companies 1.1%
Tricon Residential, Inc.(a)	256,720	1,899,728
Total Real Estate Operating Companies		1,899,728
Retail REITs 15.3%
Acadia Realty Trust	37,750	541,713
Agree Realty Corp.	74,540	4,117,590
Brixmor Property Group, Inc.	148,740	3,090,817
Kimco Realty Corp.	191,060	3,360,745
Realty Income Corp.	123,180	6,151,609
Retail Opportunity Investments Corp.	141,963	1,757,502
RPT Realty	121,268	1,280,590
Simon Property Group, Inc.	47,170	5,095,775
Urban Edge Properties	76,055	1,160,599
Total Retail REITs		26,556,940
Self Storage REITs 7.9%
Extra Space Storage, Inc.	62,870	7,643,734
Public Storage	23,190	6,111,029
Total Self Storage REITs		13,754,763
Single-Family Residential REITs 7.4%
American Homes 4 Rent, Class A	78,090	2,630,852
Invitation Homes, Inc.	146,510	4,642,902
Sun Communities, Inc.	47,567	5,629,079
Total Single-Family Residential REITs		12,902,833
2	CTIVP® – CenterSquare Real Estate Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecom Tower REITs 4.1%
American Tower Corp.	27,730	4,560,198
SBA Communications Corp.	13,070	2,616,222
Total Telecom Tower REITs		7,176,420
Total Real Estate		172,539,580
Total Common Stocks (Cost: $194,866,611)		172,539,580

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	888,102	887,836
Total Money Market Funds (Cost: $887,805)		887,836
Total Investments in Securities (Cost $195,754,416)		173,427,416
Other Assets & Liabilities, Net		534,380
Net Assets		$173,961,796

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	1,713,043	9,980,988	(10,806,176)	(19)	887,836	128	37,093	888,102
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – CenterSquare Real Estate Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7030_12_B01_(11/23)